October 4, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:	Neuberger Berman Alternative Funds
--Neuberger Berman Long Short Multi-Manager Fund,
Class A, Class C and Institutional Class
File Nos. 333-122847; 811-21715

Re: Request for Selective Review for Post-Effective Amendment No. 29

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (“PEA 29”) on behalf of Class A, Class C and Institutional Class of Neuberger Berman Long Short Multi-Manager Fund (the “Fund”).  PEA 29 includes the prospectus (the “Prospectus”) and statement of additional information (the “SAI”), relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add the Fund as a new series of the Registrant. The Fund will have three classes of shares – Class A, Class C and Institutional Class.  This filing is not intended to affect the prospectus or SAI of any Class of the previously registered series of the Registrant.

The form of the Prospectus and the section of the Prospectus titled “Your Investment”, are substantially the same as the Class A, Class C and Institutional Class disclosure contained in the following currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 24 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Flexible Select Fund (Accession No. 0000898432-13-000334) (February 27, 2013).

The form of the SAI, and the entire text of the SAI (except the sections titled “Investment Information,” “Adviser and Subadvisers,” “Additional Tax Information,” and “Custodian and Transfer Agent”), are substantially the same as parallel disclosure in the statement of additional information for Class A, Class C and Institutional Class contained in the currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 24 to Neuberger Berman Alternative Funds registration statement on Form N-1A filed pursuant to the 1933 Act and Rule

485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Flexible Select Fund (Accession No. 0000898432-13-000334) (February 27, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 29.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 29 will become effective 75 days after the filing date on December 18, 2013.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 15, 2013.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9473 or Arthur C. Delibert at (202) 778-9042.  Thank you for your attention.

Sincerely,

/s/ Franklin H. Na